Related-Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Payments to Acquire Equity Method Investments				$ 1,000	$ 0	$ 0
Revenue from related parties				2,700
Leases expenses to related parties				500
Administrative Services Agreement
Total administrative services expenses				12,300	0	0
Additional Paid-in Capital
Administrative Services Agreement
Total administrative services expenses				7,000
Shareholders and Directors
Related Party Transaction [Line Items]
Receivables from shareholders and directors				1,900
SB Tech
Related Party Transaction [Line Items]
Accounts receivable				500	0
Related party transactions					0	0
Media Purchase Agreement
Related Party Transaction [Line Items]
Annual commitment			$ 15,000	5,000
Additional contingent commitment			$ 5,000
Total commitment				15,000
Sales and marketing expenses from related party transaction				25,800	8,400	$ 23,300
Amount due to related party				0	2,400
Equity Method Investee
Related Party Transaction [Line Items]
Receivables from Equity Method Investment				$ 1,100	$ 1,000
Equity Method Investee | DBDK Venture Fund
Related Party Transaction [Line Items]
Maximum investment commitment	$ 17,000
Equity Method Investee | DKFC, an equity method affiliate
Related Party Transaction [Line Items]
Payments to Acquire Equity Method Investments		$ 1,000